Commitments and Contingencies (Details)								1 Months Ended	12 Months Ended
	Jan. 26, 2026 CNY (¥)	Nov. 10, 2025 CNY (¥)	Sep. 19, 2025 CNY (¥)	Sep. 10, 2025	Aug. 14, 2025 CNY (¥)	Jun. 03, 2024 CNY (¥)	Feb. 02, 2024 CNY (¥)	May 31, 2026 USD ($)	Jun. 30, 2026 CNY (¥)
Commitments and Contingencies [Line Items]
Due payment					¥ 3,370,429.59		¥ 7,683,325.1
Insurance agency fees			¥ 20,800						¥ 214,069
Default damages			139,183
Annualized rate				24.00%
Liquidated damages									7,320,000
Accrued a provision for loss contingencies									63,471
Damages exceeding | $								$ 800,000
Service Fees [Member]
Commitments and Contingencies [Line Items]
Management service fees		¥ 11,053,754.69				¥ 11,053,754.69
Penalty [Member]
Commitments and Contingencies [Line Items]
Penalty						¥ 99,740
Promotion Service Fees [Member]
Commitments and Contingencies [Line Items]
Insurance agency fees									¥ 63,471
Total Claim Amount [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses			¥ 374,052
Smart Healthcare Big Data Technology Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Default damages	¥ 187,251
Percentage of default damages	0.01%
Smart Healthcare Big Data Technology Co., Ltd. [Member] | Service Fees [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses	¥ 2,024,765